Concentrations	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentrations

Note 10. Concentrations

Concentration of Credit Risk

On November 9, 2010, the FDIC issued a Final Rule implementing section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing transaction accounts. Beginning December 31, 2010, through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The unlimited insurance coverage is available to all depositors, including consumers, businesses, and governmental entities. This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to a depositor’s other deposit accounts held at an FDIC-insured institution. A noninterest-bearing transaction account is a deposit account where interest is neither accrued nor paid; depositors are permitted to make an unlimited number of transfers and withdrawals; and the bank does not reserve the right to require advance notice of an intended withdrawal.

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2013. There were no balances in excess of FDIC insured levels as of December 31, 2013 and 2012.

Concentration of Revenues, Accounts Receivable and Publisher Expense

For the years ended December 31, 2013 and 2012, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Customer 1	88.2%	-
Customer 2	11.8%	37.5%
Customer 3	-	62.5%
Totals	100.0%	100.0%

Customer 1 is MOJO Data Solutions, Inc., a publicly-held company controlled by the Company’s majority stockholder. Customer 2 is an entity owned 100% by the Company’s majority stockholder (See Note 11).

At December 31, 2013 and 2012, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	December 31, 2013	December 31, 2012
Customer 1	100.0%	-
Totals	100.0%	0.0%

Customer 1 is MOJO Data Solutions, Inc., a publicly-held company controlled by the Company’s majority stockholder (See Note 11).

For the years ended December 31, 2013 and 2012, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Vendor 1	84.5%	85.3%
Totals	84.5%	85.3%

Vendor 1 is an entity owned 100% by the Company’s majority stockholder. The costs and expenses incurred to this vendor include research and development costs and rent expense (See Note 11).